Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Income Taxes
INCOME TAXES

IPALCO’s effective combined state and federal income tax rates were 38.4% and 35.4% for the three and six months ended June 30, 2015, respectively, as compared to 34.8% and 33.0% for the three and six months ended June 30, 2014, respectively. The increase in the effective tax rates versus the comparable periods was primarily the result of an increase in state income tax expense (net of the federal tax benefit) and the disallowance of the domestic manufacturing deduction (Internal Revenue Code Section 199). The state tax expense in the current period is greater than the prior period due to the prior period containing an adjustment for a reduction in the enacted Indiana state tax rate. Due to the election of the final tangible property regulations in the prior year, IPALCO will not receive the benefit of the manufacturers’ deduction until the Net Operating Loss carryover caused by the election is used in its entirety. These increases in the rate were also partially offset by the increase in the allowance for equity funds used during construction in 2015.

INCOME TAXES

IPALCO follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and its subsidiaries. Under a tax sharing agreement with AES, IPALCO is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if IPALCO and its subsidiaries each filed separate income tax returns. IPALCO is no longer subject to U.S. or state income tax examinations for tax years through March 27, 2001, but is open for all subsequent periods.

On March 25, 2014, the State of Indiana enacted Senate Bill 001, which phases in an additional 1.6% reduction to the state corporate income tax rate that was initially being reduced by 2% in accordance with Indiana Code 6-3-2-1.    While the statutory state income tax rate remained at 7.25% for the calendar year 2014, the deferred tax balances were adjusted according to the anticipated reversal of temporary differences.  The change in required deferred taxes on plant and plant-related temporary differences resulted in a reduction to the associated regulatory asset of $5.6 million.  The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $1.2 million.

In the fourth quarter of each tax year until the tax rate becomes final with the 2022 tax year, the reversal of the temporary differences is to be re-evaluated and the appropriate adjustment to the deferred tax balances is to be recorded. The change in required deferred taxes on plant and plant-related temporary differences for 2014 tax year re-evaluation resulted in a reduction of the associated regulatory asset of $6.1 million, which is primarily due to the election of the final IRS regulations on tangible property discussed below.  The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $0.05 million in 2014. The statutory state corporate income tax rate will be 6.75% for 2015.

On September 13, 2013, the Internal Revenue Service released final regulations addressing the acquisition, production and improvement of tangible property and proposed regulations addressing the disposition of property. These regulations replace previously issued temporary regulations and are effective for tax years beginning on or after January 1, 2014. IPL management has opted to fully implement the new regulations effective with its 2014 income tax return. IPL has recorded the tax effect of a $245.9 million favorable Internal Revenue Code Section 481(a) adjustment to its balance sheet as a result of the regulations. This amount represents the cumulative effective of accelerated deductions related to repairs of tangible property through December 31, 2013. The adjustment does not impact the income statement.

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(In Thousands)
Unrecognized tax benefits at January 1	$6,734	$6,138	$5,354
Gross increases – current period tax positions	975	986	997
Gross decreases – prior period tax positions	(667)	(390)	(213)
Unrecognized tax benefits at December 31	$7,042	$6,734	$6,138

The unrecognized tax benefits at December 31, 2014 represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the timing of the deductions will not affect the annual effective tax rate but would accelerate the tax payments to an earlier period.
Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.

Federal and state income taxes charged to income are as follows:

	2014	2013	2012
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$944	$53,937	$55,201
State	110	15,191	16,641
Total current income taxes	1,054	69,128	71,842
Deferred income taxes:
Federal	58,114	(8,048)	(3,285)
State	12,498	(1,031)	204
Total deferred income taxes	70,612	(9,079)	(3,081)
Net amortization of investment credit	(1,431)	(1,501)	(1,599)
Total charge to utility operating expenses	70,235	58,548	67,162
Charged to other income and deductions:
Current income taxes:
Federal	(459)	(16,909)	(15,646)
State	(5)	(4,193)	(4,127)
Total current income taxes	(464)	(21,102)	(19,773)
Deferred income taxes:
Federal	(18,082)	246	251
State	(3,645)	50	59
Total deferred income taxes	(21,727)	296	310
Net provision to other income and deductions	(22,191)	(20,806)	(19,463)
Total federal and state income tax provisions	$48,044	$37,742	$47,699

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2014	2013	2012
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.8%	6.7%	7.2%
Amortization of investment tax credits	(1.2)%	(1.5)%	(1.4)%
Preferred dividends of subsidiary	0.9%	1.1%	1.0%
Depreciation flow through and amortization	(0.3)%	(0.3)%	(0.2)%
Additional funds used during construction - equity	(0.3)%	0.6%	1.6%
Manufacturers’ Production Deduction (Sec. 199)	—%	(3.8)%	(3.7)%
Other – net	0.2%	0.5%	1.4%
Effective tax rate	39.1%	38.3%	40.9%

Internal Revenue Code Section 199 permits taxpayers to claim a deduction from taxable income attributable to certain domestic production activities. IPL’s electric production activities qualify for this deduction. Beginning in 2010 and thereafter, the deduction is equal to 9% of the taxable income attributable to qualifying production activity. The tax benefit associated with the Internal Revenue Code Section 199 domestic production deduction for 2013 and 2012 was $3.7 million and $4.3 million, respectively. There is no benefit for 2014, primarily due to the election of the final tangible property regulations.

The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2014 and 2013, are as follows:

	2014	2013
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$539,318	$462,049
Regulatory assets recoverable through future rates	161,697	141,678
Other	14,211	15,280
Total deferred tax liabilities	715,226	619,007
Deferred tax assets:
Investment tax credit	2,019	2,619
Regulatory liabilities including ARO	247,118	239,713
Employee benefit plans	45,091	45,712
Net operating loss	51,364	—
Other	10,289	10,590
Total deferred tax assets	355,881	298,634
Net deferred tax liability	359,345	320,373
Less: deferred tax asset - current	(61,782)	(11,990)
Deferred income taxes – net	$421,127	$332,363

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Income Taxes
INCOME TAXES

IPL’s effective combined state and federal income tax rates were 35.7% and 37.0% for the three and six months ended June 30, 2015, respectively, as compared to 35.5% and 34.7% for the three and six months ended June 30, 2014, respectively. The increase in the effective tax rates versus the comparable periods was primarily the result of an increase in state income tax expense (net of the federal tax benefit) and the disallowance of the domestic manufacturing deduction (Internal Revenue Code Section 199). The state tax expense in the current period is greater than the prior period due to the prior period containing an adjustment for a reduction in the enacted Indiana state tax rate. Due to the election of the final tangible property regulations in the prior year, IPL will not receive the benefit of the manufacturers’ deduction until the Net Operating Loss carryover caused by the election is used in its entirety. These increases in the rate were also partially offset by the increase in the allowance for equity funds used during construction in 2015.

INCOME TAXES

IPL follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and IPL. Under a tax sharing agreement with IPALCO, IPL is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if IPL filed separate income tax returns. IPL is no longer subject to U.S. or state income tax examinations for tax years through March 27, 2001, but is open for all subsequent periods.

On March 25, 2014, the State of Indiana enacted Senate Bill 001, which phases in an additional 1.6% reduction to the state corporate income tax rate that was initially being reduced by 2% in accordance with Indiana Code 6-3-2-1.    While the statutory state income tax rate remained at 7.25% for the calendar year 2014, the deferred tax balances were adjusted according to the anticipated reversal of temporary differences.  The change in required deferred taxes on plant and plant-related temporary differences resulted in a reduction to the associated regulatory asset of $5.6 million.  The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $1.2 million.

In the fourth quarter of each tax year until the tax rate becomes final with the 2022 tax year, the reversal of the temporary differences is to be re-evaluated and the appropriate adjustment to the deferred tax balances is to be recorded. The change in required deferred taxes on plant and plant-related temporary differences for 2014 tax year re-evaluation resulted in a reduction of the associated regulatory asset of $6.1 million, which is primarily due to the election of the final IRS regulations on tangible property discussed below.  The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $0.1 million in 2014. The statutory state corporate income tax rate will be 6.75% for 2015.

On September 13, 2013, the Internal Revenue Service released final regulations addressing the acquisition, production and improvement of tangible property and proposed regulations addressing the disposition of property. These regulations replace previously issued temporary regulations and are effective for tax years beginning on or after January 1, 2014. IPL management has opted to fully implement the new regulations effective with its 2014 income tax return. IPL has recorded the tax effect of a $245.9 million favorable Internal Revenue Code Section 481(a) adjustment to its balance sheet as a result of the regulations. This amount represents the cumulative effective of accelerated deductions related to repairs of tangible property through December 31, 2013. The adjustment does not impact the income statement.

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(In Thousands)
Unrecognized tax benefits at January 1	$6,734	$6,138	$5,354
Gross increases – current period tax positions	975	986	997
Gross decreases – prior period tax positions	(667)	(390)	(213)
Unrecognized tax benefits at December 31	$7,042	$6,734	$6,138

The unrecognized tax benefits at December 31, 2014 represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the timing of the deductions will not affect the annual effective tax rate but would accelerate the tax payments to an earlier period.

Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.

Federal and state income taxes charged to income are as follows:

	2014	2013	2012
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$944	$53,937	$55,201
State	110	15,191	16,641
Total current income taxes	1,054	69,128	71,842
Deferred income taxes:
Federal	58,114	(8,048)	(3,285)
State	12,498	(1,031)	204
Total deferred income taxes	70,612	(9,079)	(3,081)
Net amortization of investment credit	(1,431)	(1,501)	(1,599)
Total charge to utility operating expenses	70,235	58,548	67,162
Charged to other income and deductions:
Current income taxes:
Federal	329	(752)	395
State	69	(62)	245
Total current income taxes	398	(814)	640
Deferred income taxes:
Federal	(1,202)	(13)	10
State	(148)	(1)	4
Total deferred income taxes	(1,350)	(14)	14
Net provision to other income and deductions	(952)	(828)	654
Total federal and state income tax provisions	$69,283	$57,720	$67,816

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2014	2013	2012
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.6%	6.0%	6.5%
Amortization of investment tax credits	(0.8)%	(1.0)%	(0.9)%
Depreciation flow through and amortization	(0.2)%	(0.2)%	(0.1)%
Additional funds used during construction - equity	(0.2)%	0.4%	1.1%
Manufacturers’ Production Deduction (Sec. 199)	—%	(3.2)%	(3.0)%
Other – net	0.4%	0.4%	0.9%
Effective tax rate	38.8%	37.4%	39.5%

Internal Revenue Code Section 199 permits taxpayers to claim a deduction from taxable income attributable to certain domestic production activities. IPL’s electric production activities qualify for this deduction. Beginning in 2010 and thereafter, the deduction is equal to 9% of the taxable income attributable to qualifying production activity. The tax benefit associated with the Internal Revenue Code Section 199 domestic production deduction for 2013 and 2012 was $4.4 million and $5.1 million, respectively. There is no benefit for 2014, primarily due to the election of the final tangible property regulations.

The significant items comprising IPL’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2014 and 2013, are as follows:

	2014	2013
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$539,318	$462,049
Regulatory assets recoverable through future rates	161,697	141,679
Other	13,885	15,005
Total deferred tax liabilities	714,900	618,733
Deferred tax assets:
Investment tax credit	2,019	2,619
Regulatory liabilities including ARO	247,118	239,713
Employee benefit plans	45,090	45,712
Net operating loss	31,172	—
Other	10,008	10,545
Total deferred tax assets	335,407	298,589
Net deferred tax liability	379,493	320,144
Less: deferred tax asset - current	(41,551)	(11,950)
Deferred income taxes – net	$421,044	$332,094